Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)
Supplement dated June 18, 2026
to the Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
Los Angeles Capital Management LLC (“LA Capital”) now serves as a sub‑adviser to an allocated portion of the Small/Mid Cap Growth Fund pursuant to an investment sub‑advisory agreement (the “LA Capital Sub‑Advisory Agreement”) among Olive Street Investment Advisers, LLC, LA Capital and Bridge Builder Trust (the “Trust”). The approval of the LA Capital Sub‑Advisory Agreement by the Trust’s Board of Trustees was previously announced in a supplement dated June 5, 2026.
Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The fifth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”), Driehaus Capital Management LLC (“Driehaus”), Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”), Los Angeles Capital Management LLC (“LA Capital”), Russell Investment Management, LLC (“RIM”), and Stephens Investment Management Group, LLC (“SIMG”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
2.	The following paragraph is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund”:
LA Capital’s Principal Investment Strategies
In managing its portion of the Fund’s assets, LA Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of small and mid‑capitalization equity securities and, through the use of statistical tools, estimates expected returns based on each security’s risk characteristics and the expected return to each characteristic in the current market environment. Security weights are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. LA Capital also employs monitoring tools and certain additional constraints to ensure compliance with guidelines and Fund regulations. The portfolio is rebalanced periodically using the quantitative model. As economic conditions change and investor risk preferences evolve, LA Capital’s forecasts will change accordingly. LA Capital will ordinarily seek to almost fully invest its allocated portion of the Fund’s portfolio.

Bridge Builder Small/Mid Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)
Supplement dated June 18, 2026
to the Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
Los Angeles Capital Management LLC (“LA Capital”) now serves as a sub‑adviser to an allocated portion of the Small/Mid Cap Growth Fund pursuant to an investment sub‑advisory agreement (the “LA Capital Sub‑Advisory Agreement”) among Olive Street Investment Advisers, LLC, LA Capital and Bridge Builder Trust (the “Trust”). The approval of the LA Capital Sub‑Advisory Agreement by the Trust’s Board of Trustees was previously announced in a supplement dated June 5, 2026.
Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.
The fifth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”), Driehaus Capital Management LLC (“Driehaus”), Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”), Los Angeles Capital Management LLC (“LA Capital”), Russell Investment Management, LLC (“RIM”), and Stephens Investment Management Group, LLC (“SIMG”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
2.	The following paragraph is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund”:
LA Capital’s Principal Investment Strategies
In managing its portion of the Fund’s assets, LA Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of small and mid‑capitalization equity securities and, through the use of statistical tools, estimates expected returns based on each security’s risk characteristics and the expected return to each characteristic in the current market environment. Security weights are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. LA Capital also employs monitoring tools and certain additional constraints to ensure compliance with guidelines and Fund regulations. The portfolio is rebalanced periodically using the quantitative model. As economic conditions change and investor risk preferences evolve, LA Capital’s forecasts will change accordingly. LA Capital will ordinarily seek to almost fully invest its allocated portion of the Fund’s portfolio.